Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
CASH FLOW FROM OPERATING ACTIVITIES
Net profit for the year	R$ 317,646	R$ 119,554	R$ 177,079
Adjustments to reconcile net profit for the year
Depreciation and amortization	110,004	60,249	23,078
Gain on sale of farm	(53,097)	(61,420)	(142,812)
Residual value of property, plant and equipment and intangible assets disposed	6,309	3,089	433
Write-off of capitalized costs in investment properties		600
Share of (loss) profit of a joint venture	(11)	150	(1,102)
Unrealized loss (gain) on derivatives, net	8,960	7,456	4,475
Unrealized foreign exchange loss (gain), monetary variation and financial charges, net	100,800	42,276	15,416
Gain on remeasurement of receivable from sale of farms, net	(124,674)	(57,327)	(13,989)
Effect of share-based incentive plan – ILPA	2,550	1,510	1,648
Deferred income and social contribution taxes	(50,536)	3,528	12,232
Changes in fair value of biological assets and agricultural products	(527,348)	(160,371)	(56,718)
Adjustments to net realizable value of agricultural products after harvest	22,728	4,153	2,040
Allowance for doubtful accounts	151	(2,440)	(530)
Provision for (Reversal of) legal claims	1,404	601	(383)
Total	(185,114)	(38,392)	20,867
Changes in working capital
Trade accounts receivable	127,375	50,692	3,401
Inventories	(154,937)	(43,268)	(31,094)
Biological assets	388,082	157,355	34,627
Recoverable taxes	(23,835)	3,829	536
Derivative financial instruments	(5,828)	3,893	19,308
Other receivables	31,638	(21,210)	316
Trade accounts payable	4,136	(35,698)	10,005
Related parties	(3,218)	(440)	276
Taxes payable	30,765	31,146	3,157
Income tax and social contribution	(28,249)		(413)
Salaries and payroll	2,940	(2,704)	2,804
Advances from customers	(4,958)	(212)	(15,500)
Leases payable	(25,464)	(42,688)	3,590
Other liabilities	(657)	6,721	(542)
Payment of contingencies	(1,444)
Net cash flows from operating activities	151,232	69,024	51,338
CASH FLOW FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment and intangible assets	(18,712)	(25,087)	(43,670)
Acquisition of investment properties	(55,192)	(24,173)	(28,211)
Redemption of marketable securities	2,782	7,483	21,737
Addition for future capital increase			(49)
Cash acquired from business combinations		1,071
Acquisition of entities under common control net of cash acquired	(164,247)
Acquisition of interest in associate		(4,127)
Cash received from sales of farms and assets	21,360	15,538	28,927
Net cash flows used in investing activities	(214,009)	(29,295)	(21,266)
CASH FLOW FROM FINANCING ACTIVITIES
Payments of installments of financed acquisition of farm		(2,578)
Proceeds from loans, financing and debentures	488,190	301,009	90,594
Interest paid on loans, leases, financing and debentures	(16,491)	(86,013)	(4,037)
Payment of loans and financing	(345,830)	(143,967)	(73,178)
Dividends paid	(42,000)	(50,000)	(41,000)
Capital increase, net of share issue costs	870,988
Net cash flows from (used in) financing activities	954,857	18,451	(27,621)
Increase in cash and cash equivalents	892,080	58,180	2,451
Cash and cash equivalents at beginning of year	171,045	106,627	104,314
Effect of exchange rate variation on cash and cash equivalents	(4,018)	6,238	(138)
Cash and cash equivalents at end of year	R$ 1,059,107	R$ 171,045	R$ 106,627